Income Taxes (Effective Income Tax Rate) (Details)	12 Months Ended
	Jan. 03, 2016	Dec. 28, 2014	Dec. 29, 2013
Income Tax Disclosure [Abstract]
U.S. federal statutory tax rate	35.00%	35.00%	35.00%
State and local taxes, net of federal benefit	1.90%	2.50%	1.90%
Research and development tax credits	(3.40%)	(3.30%)	(4.50%)
Investment tax credits	(1.20%)	(1.90%)	(2.40%)
Qualified production activity deduction	(2.20%)	(2.00%)	(1.70%)
Foreign rate differential	(2.10%)	(3.70%)	(3.40%)
Net accruals (reversals) for unrecognized tax benefits	(2.10%)	(1.40%)	(5.40%)
Other	(1.60%)	(1.60%)	(1.80%)
Effective income tax rate	24.30%	23.60%	17.70%